Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable
9.	Notes Payable
Convertible Notes Payable
As of September 30, 2022, there were no changes to the terms of the Company’s iHeart Media Note Payable that was outstanding as of December 31, 2021. For the nine months ended September 30, 2022 and 2021 $4,000 and $4,000 of interest expense was recognized.
Subordinated Convertible Promissory Notes Financing (Convertible Promissory Notes)
As of September 30, 2022, there were no changes to the terms of the Company’s 2021 Convertible Promissory Notes there were outstanding as of December 31, 2021.
Bridge Loans
During 2022, the Company issued a total of $31,800,000 in subordinated convertible promissory notes (“Bridge Loans”) to multiple parties. The Bridge Loans mature on May 1, 2024 and accrue interest at 1.85% per annum. The Company has the right to issue subordinated convertible promissory notes with the counterparties up to a principal amount of $50,000,000. The counterparties have subordinate status to the Deutsche Bank Loan entered into during October 2021. In the event of the consummation of a Qualified Financing, Qualified IPO, or SPAC Transaction, the Bridge Loans will convert at a conversion price equal to 70% of the price paid per share under the respective conversion scenario. In the event of a Liquidation Transaction, the Bridge Loans will convert into the right to receive payment in cash equal to any unpaid accrued interest on the note plus the outstanding principal balance multiplied by 1.5 plus any unpaid costs and expenses in connection with the agreement.
The 2021 Convertible Promissory Notes and Bridge Loans were accounted for at fair value with changes in fair value being recognized under Convertible Promissory Note Fair Value Adjustment within the income statement (See Note 3 - Fair
Value).
F
or the nine months ended September 30, 2022 no interest expense was separately recognized as the accrued interest is factored into the fair value of the notes as of September 30,
2022.

The
Company’s convertible notes payable balances were as follows (in thousands):

	September 30, 2022	December 31, 2021
iHeart Convertible Note	$474	$474
2021 Convertible Promissory Notes measured at fair value	34,537	34,803
Bridge Loans measured at fair value	28,170	—

Total Convertible Notes Payable	$63,181	$35,277

Notes Payable
Horizon Loan
In November 2020, the Company entered into a loan agreement with a lender for a $18,000,000 note payable. On February 28, 2021, the Company drew upon an additional $7,000,000, for a total note payable of $25,000,000. On October 8, 2021, the Horizon Loan was paid off and refinanced with the Deutsche Bank Loan, discussed below. For the nine months ended September 30, 2021, $2,043,000 of interest expense was recognized and the debt discount was amortized by $172,000.
Deutsche Bank Loan
In October 2021, the Company entered into a loan agreement for a $75,000,000 note payable, with Deutsche Bank as the lead arranger. The Company used a portion of the proceeds to pay off the outstanding Horizon Loan principal of $25,000,000 along with related early repayment fees of $1,875,000. The note matures on October 7, 2023 and the Company must make monthly interest-only payments at a rate of 10% per annum for the first twelve months, 11% per annum during the next six months, and 12% per annum for the remaining term of the note until the maturity date, at which point the principal is to be paid in full along with a final payment fee of $3,375,000. The Company pledged as collateral all intellectual property held in the US, which has no book value, and the Company’s equity interests of its subsidiaries. The note has an effective interest rate of 13.91%. The Company capitalized $607,000 in issuance costs and recorded a debt discount of $675,000 in connection with the note.
The 2021 Credit Agreement requires mandatory repayments in the event of either (1) an acceptable SPAC transaction or acceptable primary equity issuance with a valuation of Getaround’s equity interests of at least $1.0 billion is not consummated on or prior to October 31, 2022, or (2) if our total revenues as of the last day of any fiscal quarter ending on or after September 30, 2022 is below a certain threshold for the last twelve months. Upon either event, Getaround is required to repay 4.17% (8.34% for the first month following a transaction consummation event or for the first two months following a revenue threshold event) of the principal amount outstanding as of the date of the event payable monthly on the first business day of the immediately following month and continuing until the maturity date. Subsequent compliance after the initial event will not alter the monthly mandatory repayment obligation.

applied
pro rata on such date; (iii) receives any cash proceeds from any asset sale in which the proceeds exceed $
1.0
 million per transaction or series of related transactions and $
5.0
 million in the aggregate per fiscal year, of an amount equal to
100
% of the net sale proceeds which shall be applied pro rata on such date, subject to certain exceptions; (iv) experiences a change of control; and (v) receives any cash proceeds from any recovery event, unless such proceeds don’t exceed $
1,000,000
in aggregate for all such recovery events over the term of the loan or if the proceeds are in respect to automobile insurance claims made in the ordinary course of business, of an amount equal to
100
% of the net cash proceeds from such event which shall be applied pro rata on such date, subject to certain exceptions.
In September 2022, the Company entered into an amendment to the loan agreement with Deutsche Bank as lead arranger to amend the mandatory repayment conditions to extend the date by which an acceptable SPAC transaction or acceptable primary equity issuance is required to be consummated until October 31, 2022. In addition, the final payment fee was increased to $4,125,000 from $3,375,000. Please refer to Note
19-
Subsequent Events for information on the amendment to the loan agreement the Company entered into in November 2022.
During the nine months ended September 30, 2022, $5,688,000 of interest expense was recognized and the issuance costs and debt discount were amortized by $282,000 and $315,000, respectively, in addition to an expense of $1,576,000 for an accrual of the final payment fee noted above.
Prêt Garanti par l’État (“PGE”) Loan
In response to the
COVID-19
Pandemic, the French Government enacted a State Guarantee Scheme for new loans granted by financial institutions to aid French businesses from the period of March 16, 2020 through June 30, 2022. Loans cannot have a duration exceeding a period of six years from the date of the first disbursement. In November 2020, the Company entered into Loan agreements with three French lenders for a total of 4,500,000 euros of notes payable. Of which, 3,000,000 euros of the notes were interest free during the initial one-year
term with the remaining 1,500,000 euros having a 2.25% fixed interest rate and a recurring annual payment of 300,000 euros beginning September 2021 through June 2026. The notes payable of 3,000,000 euros initially were to mature during November 2021 and were to be paid in full.
During January 2021, the payment terms of the 1,500,000 euros loan were amended to have a recurring quarterly payment of 75,000 euros beginning September 2021 through June 2026. On July 13, 2021, the Company entered into a discussion to amend the PGE loan terms to defer first payments on 3,000,000 euros of the loan due November 2021 to November 2022. Prior to the amendment, all 3,000,000 euros of the loan principal was due in November 2021. The amendment to the payment terms of the PGE loan was made through two agreements. Effective August 27, 2021, the first agreement deferred a first payment, where the principal of 600,000 euros was to be paid in full in November 2021, to be paid in monthly installments of 12,000 euros beginning December 2022 through November 2026 and added a 0.7% fixed interest rate. Effective October 1, 2021, the second agreement deferred a first payment, where the principal of 2,400,000 euros was to be paid in full in November 2021, to be paid in monthly installments of 49,000 euros beginning December 2022 through November 2026 and added a 1.44% global effective rate.
As
of September 30, 2022, $895,000 was classified within short-term debt and a total remaining outstanding principal was $4,041,000. For the nine months ended September 30, 2022 and 2021, $56,000 and $30,000 of interest expense was recognized, respectively.
Paycheck Protection Program (“PPP”)
The Coronavirus Aid, Relief, and Economic Security Act (the CARES Act) was enacted on March 27, 2020. Among the provisions contained in the CARES Act is the creation of the PPP that provides for Small Business Administration (“SBA”) Section 7(a) loans for qualified small businesses. On May 1, 2020, the Company received total proceeds of $6,938,000 pursuant to the PPP. In accordance with the loan forgiveness requirements of the CARES Act, the Company used the proceeds from the PPP loan primarily for payroll costs, rent and utilities. The interest rate on the PPP loan is a fixed rate of 1% per annum. The PPP loan was to mature on April 30, 2022.
In June 2021, the Company’s PPP loan principal of $6,938,000 and accrued interest of $79,000 was forgiven by the SBA, of which $32,000 interest expense was recognized during the nine months ended September 30, 2021. The PPP loan and application for forgiveness of the loan remain subject to review and audit by SBA for compliance with program requirements. Accordingly, the Company is subject to audit or review by federal or state regulatory authorities as a result of applying for and obtaining the PPP Loan, and for obtaining forgiveness of the loan. If we were to be audited or reviewed and receive an adverse determination or finding in such audit or review, we could be required to return or repay the full amount of the applicable loan and could be subject to fines or penalties, which could reduce our liquidity and adversely affect our business, financial condition and results of operations.
The Company’s notes payable balances were as follows (in thousands):

	September 30, 2022	December 31, 2021

Deutsche Bank Loan	$75,000	$75,000
PGE Loan	4,041	4,923

Total Notes Payable	79,041	79,923

Less: unamortized debt issuance costs	(239)	(521)
Less: unamortized debt discount	(266)	(581)
Less: short-term portion of PGE Loan	(895)	(464)
Less: short-term portion of DB loan	(37,530)	—

Total Notes Payable, less current portion	$40,111	$78,357

11. Notes Payable
Subordinated Purchase Financing (Securities)
On February 10, 2020, the Company entered into an agreement whereby a group of purchasers will provide consideration to the Company up to $100 million (the Securities Purchase Agreement) in exchange for convertible securities (Securities) that can be converted either automatically or at the discretion of the purchasers into Company’s future preferred stock (at terms no less favorable then the terms found in the Series
D-3
preferred stock) or common stock, according to the conversion terms that depend on either occurrence of next equity financing or certain corporate events. The consideration amount accrues additional payment obligations from the Company at 15% per annum and is factored into the fair value of the Securities and no separate amounts recognized. On the cash payment anchor date, which is twelve months from issuance, the majority purchasers may make an election that payment obligations be paid in arrears in cash on the last business day of each month. This is only for the accrued payment obligations and not the outstanding principal amount. In the event of conversion, the sum of the consideration amount plus the amount of any outstanding payment obligations that were not paid by the Company will be converted into equity at 80% of the lowest price paid per share by the then investors.

Through September 2020, the Company received $63,095,000 in proceeds in exchange for issuance of Securities under the Securities Purchase Agreement and in September 2020, the conversion of Securities occurred pursuant to the original terms upon completion of the Series E convertible redeemable preferred stock financing (see Note 14 — Mezzanine and Stockholders’ Equity). This amount is inclusive of the issuance of Securities to settle the $3,500,000 related-party
note payable that existed on the Company’s consolidated balance sheet as of December 31, 2019. No amounts were outstanding as of December 31, 2020.
The Securities were accounted for at fair value with changes in fair value being recognized under
Convertible Promissory Note and Securities Fair Value Adjustment
within the income statement (see Note 3 — Fair Value Measurements). Upon conversion the Company recorded a fair-value market adjustment of $14,909,000 which is recognized within
Convertible Promissory Note and Securities Fair Value Adjustment
within the consolidated statement of operations for the year-ended December 31, 2020. The Securities total fair value at conversion was $78,004,000 and were converted into Series
E-1
convertible redeemable preferred stock and warrants to purchase Series
E-3
convertible redeemable preferred stock at $56,609,000 and $21,395,000, respectively.
Convertible Notes Payable
iHeart Media Note Payable
In April 2018, the Company entered into an advertising agreement with a media company whereby the media company will provide advertising services to the Company and the Company will pay for these services through a combination of convertible notes and cash. Interest is accrued monthly on the notes at a rate of 1.5% per annum and increases to 8.0% in the event of default until the maturity date of five years from issuance date of the notes. The notes are convertible in the event of the Company receiving proceeds of $50,000,000 or more in a sale of equity securities (a Qualified Financing) subsequent to April 1, 2019, upon the consummation of a qualified public offering of securities, or if the Company elects to convert the notes into shares issued in the next round of financing that did not constitute a Qualified Financing. In the event that there was a next round of financing that did not constitute a Qualified Financing, the notes will automatically convert into those shares at maturity. The number of shares to be issued in the event of conversion is determined based on the price per share of the respective event based on the fixed amount of the note. In the event there is no subsequent round of financing, the notes would become due and payable.
In April 2018, the Company issued two convertible notes for a total amount of $1,492,000 under the agreement noted above. These notes were considered to be the Initial Promotion Commitment Tranche of the Minimum Commitment Tranche of $3,500,000. At the same time, the Company made a cash payment of $599,000. The entire Minimum Commitment Tranche and cash payment was initially recorded as a prepaid balance for advertising services included within prepaid expenses and other current assets. As advertising services are provided by the media company, they are recorded against the prepaid balance. At the issuance of the convertible note, a debt discount of $49,000 was recorded and will be amortized over the contractual life of the convertible note. During 2020 the debt discount was fully amortized and an expense of $33,000 was recognized. For the years ended December 31, 2021 and 2020, $6,000 and $28,000 of interest expense was recognized.
Within 18 months from the effective date, the Company is obligated to issue another $2,008,000 in convertible notes and $452,000 cash payment covering advertising services, the Additional Promotion Commitment Tranche. The Additional Promotion Commitment Tranche combined with the Initial Promotion Commitment Tranche comprise the total Minimum Commitment Tranche of $3,500,000. These notes will be issued with the same terms as the previously issued convertible notes. As there was a legal obligation to issue the convertible notes and cash payment related to the Additional Promotion Commitment Tranche, a convertible note payable and a corresponding prepaid balance for advertising services were recorded on issuance of the Initial Promotion Commitment Tranche.
Additionally, the Company is entitled to, but not obligated to, issue Notes totaling to $11,500,000 in principal (Maximum Additional Promotion Commitment Amount) followed by an additional amount of at least 22.5% of that value in cash.
In June 2019, the Company issued another convertible note for a total amount of $1,534,000, in connection with the Minimum Commitment Tranche followed by an additional $452,000 in cash. In July 2019, the Company issued an additional convertible note for a total amount of $376,000, in connection with the Minimum Commitment Tranche. As of December 31, 2021 and 2020, the Company had a remaining contractual debt balance of $99,000, related to the Minimum Commitment Tranche, which is a separate legal obligation from the convertible notes discussed above. As of December 31, 2021, the Company has used $3,333,000 in advertising services. The notes have subordinate status to the Deutsche Bank Loan entered into during October 2021.
In December 2019, in accordance with the original terms, convertible notes amounting to $1,051,000 and the applicable $16,000 of interest were converted into 112,718 shares of Company’s Series D Preferred Stock.
In October 2020, in accordance with the original terms, convertible notes amounting to $1,975,000 and the applicable $54,000 of interest were converted into 528,195 shares of Company’s Series E Preferred Stock (see Note 14 — Mezzanine Equity and Stockholders’ Deficit).
Subordinated Convertible Promissory Notes Financing (Convertible Promissory Notes)
In June 2020, the Company issued three convertible notes for a total amount of $26,800,000 in proceeds (2020 Convertible Promissory Notes). These notes bear interest at 0.18% per annum and mature on June 19, 2022. The notes were issued with an effective interest rate of 0.72%. All principal and unpaid accrued interest shall be due at any time after the maturity date. If the Company issues shares of Series E preferred stock for an amount greater than $30,000,000 in total proceeds, prior to the repayment of these convertible notes, then the outstanding principal balance of the notes, together with any accrued but unpaid interest, shall automatically convert into a number of shares of Series E preferred stock equal to the financing proceeds amount divided by the price per share paid in cash (or cash equivalents). The notes were accounted for at fair value with changes in fair value being recognized under Convertible Promissory Note and Securities Fair Value Adjustment within the income statement. In conjunction with the issuance of the convertible debt, the note holders received common stock warrants whose number of shares will be determined based on the conversion amount divided by 67% of the price paid per Series E share when the convertible notes convert to equity in the event of a qualified financing. A qualified financing is defined as financing through the sale of the Company’s, shares of its Series E preferred stock with aggregate proceeds of at least $30,000,000. The warrants are liability classified with changes to fair value recorded within earnings. In the event of a corporate transaction as defined by the agreement, the outstanding principal and accrued but unpaid interest, shall be converted into shares of the Company’s preferred stock with rights the same as the most recently authorized series of preferred stock, and at least as favorable as the rights attaching to the Company’s Series
D-3
Preferred Stock but with a liquidation preference equal to four times the original issue price. The conversion occurred pursuant to the original terms upon completion of the Series E convertible redeemable preferred stock financing (see Note 14 — Mezzanine and Stockholders’ Equity). Upon conversion the Company recorded a fair-value market adjustment of $4,901,000 which is recognized within ‘Convertible Promissory Note and Securities Fair Value Adjustment’ within the consolidated statement of operations for the year-ended December 31, 2020. For the year ended December 31, 2020 no interest expense was separately recognized as the accrued interest is factored into the fair value of the notes.
In May 2021, the Company issued subordinated convertible promissory notes (2021 Convertible Promissory Notes) to various counterparties for principal amount of $29,420,000. The notes mature November 2023 and accrue interest at a rate of 0.12% per annum, compounded annually. The Company has the right to issue subordinated convertible promissory notes with the counter parties up to a principal amount of $50,000,000. The counterparties have subordinate status to the Deutsche Bank Loan entered into during October 2021. The notes contain contractually defined conversion features based off the achievement of a Qualified Financing or consummation of a SPAC Transaction, as defined within the agreement. At which time, the outstanding principal and accrued interest into shares of common stock, at a conversion price equal to the value of each share of common stock in the Qualified Financing or SPAC Transaction divided by 80% or 85%, respectively. For the year ended December 31, 2021 no interest expense was separately recognized as the accrued interest is factored into the fair value of the notes as of December 31, 2021.
The Convertible Promissory Notes were accounted for at fair value with changes in fair value being recognized under
Convertible Promissory Note and Securities Fair Value Adjustment
within the income statement (see Note 3 — Fair Value Measurements).
The Company’s convertible notes payable balance was as follows (in thousands):

December 31,	2021	2020
iHeart Convertible Note	$474	$474
2021 Convertible Promissory Notes measured at fair value	34,803	—

Total Convertible Notes Payable	$35,277	$474

Notes Payable
Horizon Loan
In November 2020, the Company entered into a loan agreement with a lender for a $18,000,000 note payable. The note provides for two additional draw amounts of $3,500,000 each, with a total possible note balance of $25,000,000. On February 28, 2021, the Company drew upon both additional draw amounts for total principal of $7,000,000. In connection with the loan transaction, in 2020 the Company issued a warrant to purchase up to 651,042 shares of the Company’s common stock for $0.37 per share for an initial value of approximately $241,000. The warrant was classified as a liability instrument and valued at $241,000 using an option pricing model.
The note payable originally matured on December 1, 2024 with the Company making monthly interest-only payments at a rate of 10.5% on the outstanding principal amount of the note until January 1, 2023, at which point monthly principal payments of $1,041,667 would be due through the end of loan term. An additional one-time
final payment of $1,125,000 is due on December 1, 2024 in addition to the recurring interest and principal payments. The note had an effective interest rate of 13.88%. The loan contained covenants the Company must maintain related to minimum quarterly net revenue and maximum quarterly operating losses/minimum quarterly profit. For the years ended December 31, 2021 and 2020, $4,069,000 and $2,043,000 of interest expense was recognized and the debt discount was amortized by $799,000 and $35,000, respectively. As a result of early repayment on the note, the interest expense for the year ended December 31, 2021 included $1,125,000 of final payment fees and $750,000 of early repayment fees and the debt discount amortized included $620,000 to write off the remaining unamortized debt discount at the time of repayment.
On October 8, 2021, the Horizon Loan was paid off and refinanced with the Deutsche Bank Loan, discussed below.
Deutsche Bank Loan
In October 2021, the Company entered into a loan agreement for a $75,000,000 note payable, with Deutsche Bank as the lead arranger. The Company used a portion of the proceeds to pay off the outstanding Horizon Loan principal of $25,000,000 along with related early repayment fees of $1,875,000. The note matures on October 7, 2023 and the Company must make monthly interest-only payments at a rate of 10% per annum for the first twelve months, 11% per annum during the next six months, and 12% per annum for the remaining term of the note until the maturity date, at which point the principal is to be paid in full along with a final payment fee of $3,375,000. The Company pledged as collateral all intellectual property held in the US, which has no book value, and the Company’s equity interests of its subsidiaries. The note has an effective interest rate of 13.91%. The Company capitalized $607,000 in issuance costs and recorded a debt discount of $675,000 in connection with the note. During the year ended December 31, 2021, $1,750,000 of interest expense was recognized and the issuance costs and debt discount were amortized by $86,000 and $94,000, respectively, in addition to an expense of $471,000 for an accrual of the final payment fee noted above.
The loan agreement requires mandatory repayments if either (1) an acceptable SPAC transaction or acceptable Primary Equity Issuance with a valuation of the Company’s equity interests of at least $1,000,000,000 isn’t consummated on or prior to September 30, 2022, or (2) if the last twelve months (LTM) Net Revenue is below a certain threshold. Upon either event, the Company is required to repay 4.17% of the principal amount outstanding as of the date of the breach payable monthly on the first business day of the immediately following month and continuing until the maturity date. Subsequent compliance after the initial breach will not alter the monthly mandatory repayment obligation.
Further, the loan agreement also requires mandatory repayment if after entering into the loan agreement the Company:

1.
Receives any cash proceeds from any capital contribution or any issuance of subordinated debt or equity interests, other than those permitted, of an amount equal to 100% of the net cash proceeds of the respective issuance and shall be applied pro rata on such date, provided the issuance is based on a valuation of all equity interests of the Company of an amount equal to or greater than $1,000,000,000, such repayment shall not exceed $40,000,000.

2.
Receives any cash proceeds from any issuance or incurrence of indebtedness, other than permitted, of an amount equal to 100% of the net cash proceeds of the respective incurrence of indebtedness which shall be applied pro rata on such date.

3.
Receives any cash proceeds from any asset sale in which the proceeds exceed $1,000,000 per transaction or series of related transactions and $5,000,000 in the aggregate per fiscal year, of an amount equal to 100% of the net sale proceeds which shall be applied pro rata on such date. Mandatory repayment is not required if on such date no default or event of default exists and the net sale proceeds are used to purchase assets, other than inventory and working capital, within a
180
-day
period. If the Company decides not to reinvest the net sale proceeds the mandatory repayment shall be applied on the last day of such period.

4.	Experiences a change of control, the Company shall repay the remaining outstanding debt in full.

5.
Receives any cash proceeds from any recovery event, unless such proceeds don’t exceed $1,000,000 in aggregate for all such recovery events over the term of the loan or if the proceeds are in respect to automobile insurance claims made in the ordinary course of business, of an amount equal to 100% of the net cash proceeds from such event which shall be applied pro rata on such date. Mandatory repayment is not required if on such date no default or event of default exists, and the net cash proceeds are used to replace or restore any properties or assets within a
180-day
period following the date of the

receipt of the net cash proceeds. If all or any portion of such net cash proceeds are not used within the
180-day
period, the remaining portion shall be repaid to the lenders on the last day of such period.
The Company was in compliance with all debt covenants as of December 31, 2021.
Prêt Garanti par l’État (PGE) Loan
In response to the
COVID-19
Pandemic, the French Government enacted a State Guarantee Scheme for new loans granted by financial institutions to aid French businesses from the period of March 16, 2020 through June 30, 2022. Loans cannot have a duration exceeding a period of six years from the date of the first disbursement. In November 2020, the Company entered into Loan agreements with three French lenders for a total of 4,500,000 euros of notes payable. Of which, 3,000,000 euros of the notes were interest free during the initial one-year term with the remaining 1,500,000 euros having a 2.25% fixed interest rate and a recurring annual payment of 300,000 euros beginning September 2021 through June 2026. The notes payable of 3,000,000 euros initially were to mature during
November 2021
and were to be paid in full.
During January 2021, the payment terms of the 1,500,000 euros loan were amended to have a recurring quarterly payment of 75,000 euros beginning September 2021 through June 2026. On July 13, 2021, the Company entered into a discussion to amend the PGE loan terms to defer first payments on 3,000,000 euros of the loan due November 2021 to November 2022. Prior to the amendment, all 3,000,000 euros of the loan principal was due in November 2021. The amendment to the payment terms of the PGE loan was made through two agreements. Effective August 27, 2021, the first agreement deferred a first payment, where the principal of 600,000 euros was to be paid in full in November 2021, to be paid in monthly installments of 12,000 euros beginning December 2022 through November 2026 and added a 0.7% fixed interest rate. Effective October 1, 2021, the second agreement deferred a first payment, where the principal of 2,400,000 euros was to be paid in full in November 2021, to be paid in monthly installments of 49,000 euros beginning December 2022 through November 2026 and added a 1.44% global effective rate.
As of December 31, 2021, 410,000 euros, or $464,000 USD at the December 31, 2021 spot rate, were classified within short-term debt and a total remaining outstanding principal of 4,350,000 euros, or $4,923,000 at the December 31, 2021 spot rate. For the years ended December 31, 2021 and 2020, 40,000 and 3,000 euros, or $46,000 and $4,000 USD of interest expense was recognized, respectively.
Paycheck Protection Program (PPP)
The Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted on March 27, 2020. Among the provisions contained in the CARES Act is the creation of the PPP that provides for Small Business Administration (SBA) Section 7(a) loans for qualified small businesses. PPP loan proceeds are available to be used to pay for payroll costs, including salaries, commissions and similar compensation, group health care benefits and paid leaves, rent, utilities and interest on certain other outstanding debt. The amount that will be forgiven will be calculated in part with reference to the Company’s full-time headcount during the eight-week period following the funding of the PPP loan. On May 1, 2020, the Company received total proceeds of $6,938,000 pursuant to the PPP. In accordance with the loan forgiveness requirements of the CARES Act, the Company intends to use the proceeds from the PPP loan primarily for payroll costs, rent and utilities. The interest rate on the PPP loan is a fixed rate of 1% per annum. To the extent that the amounts owed under the PPP loan, or a portion of them, are not forgiven, the Company will be required to make monthly principal and interest payments in monthly installments beginning six months from the date of the PPP loan. As of December 31, 2020, $3,469,000 of the note was classified as short-term debt. The PPP loan matured on April 30, 2022. Upon the occurrence of an event of default, the lender would have the right to exercise remedies against the Company, including the right to require immediate payment of all amounts due under the PPP Note.
The application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. Subsequently released guidance instructs all applicants and recipients to take into account their current business activity and the Company’s ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to their business.
In June 2021, the Company’s PPP loan principal of $6,938,000 and accrued interest of $79,000 was forgiven by the SBA but remains subject to audit. As a result, the Company recorded a $7,017,000 gain on debt extinguishment for the note forgiveness. For the year ended December 31, 2020, $47,000 of interest expense was recognized.

The Company’s notes payable balances were as follows (in thousands):

December 31,	2021	2020
Horizon Loan	$—	$18,000
Deutsche Bank Loan	75,000	—
PGE Loan	4,923	5,504
PPP Loan	—	6,938

Total Notes Payable	79,923	30,442

Less: unamortized debt issuance costs	(521)	(561)
Less: unamortized debt discount	(581)	(231)
Less: short-term portion of PGE Loan	(464)	(4,036)
Less: short-term portion of PPP Loan	—	(3,469)

Total Notes Payable, less current portion	$78,357	$22,145

The notes payable future principal payments as of December 31, 2021 are as follows (in thousands):

Year ending December 31,
2022	$464
2023	76,174
2024	1,185
2025	1,196
2026	904
Thereafter	—

Total	$79,923